Trade and other payables	6 Months Ended
Jun. 30, 2024
Trade and other payables
Trade and other payables

8. Trade and other payables

Trade and other payables consist of the following:

	June 30, 2024	December 31, 2023
	$	$
Trade payables	3,603,059	3,240,658
Accrued liabilities (i)	816,608	954,371
	4,419,667	4,195,029

(i) Accrued liabilities consist of the following:

	June 30, 2024	December 31, 2023
	$	$
Operational expenses	279,034	71,953
Professional and other fees	128,381	473,225
Accrued interest	409,193	409,193
	816,608	954,371